FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/07
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Institutional Fiduciary Trust

QUARTERLY STATEMENTS OF INVESTMENTS

MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ............................................    3

Franklin Structured Large Cap Core Equity Fund .........................    4

Franklin Structured Large Cap Growth Equity Fund .......................   10

Money Market Portfolio .................................................   17

Notes to Statements of Investments .....................................   19

The Money Market Portfolio .............................................   21


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CASH RESERVES FUND                                                                    SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $138,998,182) 100.5%
a The Money Market Portfolio, 5.20% ......................................................     138,998,182     $138,998,182
  OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................................                         (705,562)
                                                                                                               ------------
  NET ASSETS 100.0% ......................................................................                     $138,292,620
                                                                                                               ============

a     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.3%
  COMMERCIAL SERVICES 0.8%
  Dun & Bradstreet Corp. ...................................................................              90    $      8,208
  Idearc Inc. ..............................................................................              46           1,615
  Manpower Inc. ............................................................................              35           2,582
  Omnicom Group Inc. .......................................................................              12           1,229
a SAIC Inc. ................................................................................             641          11,102
  SEI Investments Co. ......................................................................              84           5,059
                                                                                                                ------------
                                                                                                                      29,795
                                                                                                                ------------
  COMMUNICATIONS 3.3%
  AT&T Inc. ................................................................................           1,859          73,300
  CenturyTel Inc. ..........................................................................              93           4,203
  Embarq Corp. .............................................................................             111           6,255
  Verizon Communications Inc. ..............................................................             928          35,190
                                                                                                                ------------
                                                                                                                     118,948
                                                                                                                ------------
  CONSUMER DURABLES 1.6%
  General Motors Corp. .....................................................................             420          12,869
a Marvel Entertainment Inc. ................................................................           1,241          34,437
a NVR Inc. .................................................................................              19          12,635
                                                                                                                ------------
                                                                                                                      59,941
                                                                                                                ------------
  CONSUMER NON-DURABLES 8.8%
  Altria Group Inc. ........................................................................             448          39,339
  Anheuser-Busch Cos. Inc. .................................................................             536          27,047
  Blyth Inc. ...............................................................................             276           5,826
  The Coca-Cola Co. ........................................................................           1,147          55,056
  Colgate-Palmolive Co. ....................................................................             511          34,130
  Columbia Sportswear Co. ..................................................................              86           5,359
a Crocs Inc. ...............................................................................              18             851
  General Mills Inc. .......................................................................             354          20,610
a NBTY Inc. ................................................................................             383          20,314
  PepsiCo Inc. .............................................................................             523          33,242
  The Procter & Gamble Co. .................................................................             934          58,991
  Reynolds American Inc. ...................................................................               6             374
  UST Inc. .................................................................................             306          17,742
                                                                                                                ------------
                                                                                                                     318,881
                                                                                                                ------------
  CONSUMER SERVICES 2.7%
  CBRL Group Inc. ..........................................................................             299          13,844
  CBS Corp., B .............................................................................             219           6,699
  Clear Channel Communications Inc. ........................................................             128           4,485
a Comcast Corp. ............................................................................             271           7,032
  Gannett Co. Inc. .........................................................................              21           1,182
a Liberty Media Holding Corp.-Capital, A ...................................................              22           2,433
  Meredith Corp. ...........................................................................             180          10,330
  Starwood Hotels & Resorts Worldwide Inc. .................................................             200          12,970
  Time Warner Inc. .........................................................................             128           2,524
a Viacom Inc., B ...........................................................................             219           9,003


4 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  The Walt Disney Co. ......................................................................             767    $     26,408
a Wyndham Worldwide Corp. ..................................................................              17             581
                                                                                                                ------------
                                                                                                                      97,491
                                                                                                                ------------
  DISTRIBUTION SERVICES 0.1%
  McKesson Corp. ...........................................................................              81           4,742
                                                                                                                ------------
  ELECTRONIC TECHNOLOGY 12.7%
a Agilent Technologies Inc. ................................................................             378          12,735
a Apple Inc. ...............................................................................              40           3,716
  Applied Materials Inc. ...................................................................             405           7,420
a Arris Group Inc. .........................................................................           1,231          17,332
  The Boeing Co. ...........................................................................             601          53,435
a Cisco Systems Inc. .......................................................................           2,163          55,221
a Dell Inc. ................................................................................           1,875          43,519
  Hewlett-Packard Co. ......................................................................           1,574          63,180
  Intel Corp. ..............................................................................           1,909          36,519
a Lam Research Corp. .......................................................................             450          21,303
a Lexmark International Inc., A ............................................................             499          29,172
  Lockheed Martin Corp. ....................................................................             289          28,039
  Motorola Inc. ............................................................................             265           4,683
a NCR Corp. ................................................................................             132           6,306
a Network Appliance Inc. ...................................................................             152           5,551
  Nokia Corp., ADR (Finland) ...............................................................             937          21,476
a NVIDIA Corp. .............................................................................             640          18,419
a QLogic Corp. .............................................................................             540           9,180
  Texas Instruments Inc. ...................................................................             341          10,264
a Varian Semiconductor Equipment Associates Inc. ...........................................             196          10,462
a Verigy Ltd. (Singapore) ..................................................................              46           1,080
a Zoran Corp. ..............................................................................              37             630
                                                                                                                ------------
                                                                                                                     459,642
                                                                                                                ------------
  ENERGY MINERALS 6.0%
  Chevron Corp. ............................................................................             368          27,217
  Exxon Mobil Corp. ........................................................................           1,946         146,826
  Frontier Oil Corp. .......................................................................             271           8,845
  Marathon Oil Corp. .......................................................................             252          24,905
  Royal Dutch Shell PLC, A, ADR (United Kingdom) ...........................................             133           8,818
                                                                                                                ------------
                                                                                                                     216,611
                                                                                                                ------------
  FINANCE 21.3%
  Advance America Cash Advance Centers Inc. ................................................             767          11,804
a Affiliated Managers Group Inc. ...........................................................             333          36,081
  AFLAC Inc. ...............................................................................             760          35,766
  The Allstate Corp. .......................................................................             134           8,048
  American Express Co. .....................................................................              50           2,820
  American International Group Inc. ........................................................             275          18,485
a AmeriCredit Corp. ........................................................................             752          17,191


                                         Quarterly Statements of Investments | 5

Institutional Fiduciary Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Ameriprise Financial Inc. ................................................................             149    $      8,514
  Assurant Inc. ............................................................................             682          36,576
  Avis Budget Group Inc. ...................................................................               8             219
  Bank of America Corp. ....................................................................           1,203          61,377
  The Bank of New York Co. Inc. ............................................................             242           9,813
a Berkshire Hathaway Inc., B ...............................................................               1           3,640
  Chubb Corp. ..............................................................................             480          24,802
  Citigroup Inc. ...........................................................................           1,870          96,006
  Commerce Group Inc. ......................................................................             234           7,029
  Fannie Mae ...............................................................................             442          24,124
a FirstFed Financial Corp. .................................................................             469          26,653
  Genworth Financial Inc., A ...............................................................             219           7,652
  The Goldman Sachs Group Inc. .............................................................              80          16,530
  Hartford Financial Services Group Inc. ...................................................             173          16,535
  HCC Insurance Holdings Inc. ..............................................................             435          13,398
  JPMorgan Chase & Co. .....................................................................             161           7,789
  M&T Bancorp ..............................................................................             156          18,069
  Merrill Lynch & Co. Inc. .................................................................             426          34,791
  Morgan Stanley ...........................................................................             121           9,530
  Northern Trust Corp. .....................................................................              77           4,631
  Nuveen Investments Inc., A ...............................................................             386          18,258
  Old Republic International Corp. .........................................................             563          12,454
a Philadelphia Consolidated Holding Corp. ..................................................              86           3,783
a Piper Jaffray Cos. Inc. ..................................................................             228          14,122
  Prudential Financial Inc. ................................................................              49           4,423
  Radian Group Inc. ........................................................................             123           6,750
a Rent-A-Center Inc. .......................................................................             150           4,197
  SAFECO Corp. .............................................................................             419          27,834
  Selective Insurance Group Inc. ...........................................................             682          17,364
  The Travelers Cos. Inc. ..................................................................             523          27,076
  W. R. Berkley Corp. ......................................................................             635          21,031
  Wachovia Corp. ...........................................................................             122           6,716
  Washington Mutual Inc. ...................................................................             309          12,477
  Wells Fargo & Co. ........................................................................           1,192          41,041
                                                                                                                ------------
                                                                                                                     775,399
                                                                                                                ------------
  HEALTH SERVICES 3.4%
  Aetna Inc. ...............................................................................             182           7,970
a AMERIGROUP Corp. .........................................................................             511          15,535
  CIGNA Corp. ..............................................................................             245          34,952
a Coventry Health Care Inc. ................................................................              21           1,177
a Express Scripts Inc. .....................................................................              74           5,973
a Laboratory Corp. of America Holdings .....................................................              56           4,067
a Molina Healthcare Inc. ...................................................................              12             367
a Sierra Health Services Inc. ..............................................................             407          16,756
  UnitedHealth Group Inc. ..................................................................             364          19,281
a WellCare Health Plans Inc. ...............................................................             201          17,135
                                                                                                                ------------
                                                                                                                     123,213
                                                                                                                ------------


6 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY 9.3%
  Abbott Laboratories ......................................................................             445    $     24,831
a Amgen Inc. ...............................................................................             272          15,199
  Bristol-Myers Squibb Co. .................................................................             171           4,747
a Endo Pharmaceuticals Holdings Inc. .......................................................             631          18,551
a Forest Laboratories Inc. .................................................................             663          34,105
  Johnson & Johnson ........................................................................           1,046          63,032
  Medtronic Inc. ...........................................................................             302          14,816
  Mentor Corp. .............................................................................             609          28,014
  Merck & Co. Inc. .........................................................................             681          30,080
  Mylan Laboratories Inc. ..................................................................             174           3,678
  Pfizer Inc. ..............................................................................           3,240          81,843
a Sepracor Inc. ............................................................................               3             140
a Varian Medical Systems Inc. ..............................................................              95           4,531
a Waters Corp. .............................................................................              74           4,292
  Wyeth ....................................................................................             179           8,955
                                                                                                                ------------
                                                                                                                     336,814
                                                                                                                ------------
  INDUSTRIAL SERVICES 1.8%
  Baker Hughes Inc. ........................................................................              50           3,307
  BJ Services Co. ..........................................................................             504          14,062
  Halliburton Co. ..........................................................................             857          27,201
a KBR Inc. .................................................................................             623          12,678
a Superior Energy Services Inc. ............................................................              11             379
a Todco, A .................................................................................             152           6,130
a Transocean Inc. ..........................................................................               3             245
                                                                                                                ------------
                                                                                                                      64,002
                                                                                                                ------------
  NON-ENERGY MINERALS 1.3%
  Chaparral Steel Co. ......................................................................              81           4,712
  Freeport-McMoRan Copper & Gold Inc., B ...................................................              62           4,124
  Nucor Corp. ..............................................................................             345          22,470
  United States Steel Corp. ................................................................             119          11,801
  USEC Inc. ................................................................................             273           4,436
                                                                                                                ------------
                                                                                                                      47,543
                                                                                                                ------------
  PROCESS INDUSTRIES 3.8%
  Agrium Inc. (Canada) .....................................................................              65           2,491
  Ashland Inc. .............................................................................             578          37,917
  Celanese Corp., A ........................................................................             300           9,252
  The Dow Chemical Co. .....................................................................             266          12,199
  Greif Inc., A ............................................................................             211          23,444
a Headwaters Inc. ..........................................................................             246           5,375
  Lyondell Chemical Co. ....................................................................             304           9,111
a OM Group Inc. ............................................................................             551          24,619
a Pactiv Corp. .............................................................................             411          13,867
                                                                                                                ------------
                                                                                                                     138,275
                                                                                                                ------------
  PRODUCER MANUFACTURING 7.7%
  3M Co. ...................................................................................             524          40,049
  Acuity Brands Inc. .......................................................................              10             544


                                         Quarterly Statements of Investments | 7

Institutional Fiduciary Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING (CONTINUED)
  Autoliv Inc. (Sweden) ....................................................................             191    $     10,908
  Caterpillar Inc. .........................................................................              44           2,949
a Energizer Holdings Inc. ..................................................................             435          37,119
  Freightcar America Inc. ..................................................................             503          24,230
  General Electric Co. .....................................................................           1,769          62,552
  Honeywell International Inc. .............................................................             118           5,435
  Joy Global Inc. ..........................................................................             153           6,564
  Knoll Inc. ...............................................................................             480          11,438
a Mettler-Toledo International Inc. (Switzerland) ..........................................             180          16,123
  Nordson Corp. ............................................................................             267          12,405
a Spirit Aerosystems Holdings Inc. .........................................................             321          10,224
a Terex Corp. ..............................................................................              69           4,951
  Textron Inc. .............................................................................             117          10,507
  Toro Co. .................................................................................               6             307
  Tyco International Ltd. ..................................................................             100           3,155
  United Technologies Corp. ................................................................             318          20,670
                                                                                                                ------------
                                                                                                                     280,130
                                                                                                                ------------
  REAL ESTATE INVESTMENT TRUSTS 0.5%
  American Home Mortgage Investment Corp. ..................................................             386          10,418
  New Century Financial Corp. ..............................................................             344             364
  Redwood Trust Inc. .......................................................................             165           8,610
                                                                                                                ------------
                                                                                                                      19,392
                                                                                                                ------------
  RETAIL TRADE 5.2%
  CVS/Caremark Corp. .......................................................................             449          15,337
  The Gap Inc. .............................................................................             120           2,065
  Group 1 Automotive Inc. ..................................................................              67           2,665
a Gymboree Corp. ...........................................................................             637          25,525
  The Home Depot Inc. ......................................................................             354          13,006
a Kohl's Corp. .............................................................................             391          29,955
  Limited Brands Inc. ......................................................................             374           9,746
a Office Depot Inc. ........................................................................             545          19,151
  J.C. Penney Co. Inc. .....................................................................              83           6,819
  The Sherwin-Williams Co. .................................................................             116           7,661
  Target Corp. .............................................................................              93           5,511
  The TJX Cos. Inc. ........................................................................             527          14,208
  Wal-Mart Stores Inc. .....................................................................             783          36,762
  Walgreen Co. .............................................................................              14             642
                                                                                                                ------------
                                                                                                                     189,053
                                                                                                                ------------
  TECHNOLOGY SERVICES 5.5%
  Accenture Ltd., A ........................................................................              91           3,507
a Alliance Data Systems Corp. ..............................................................              14             863
a BMC Software Inc. ........................................................................             446          13,732
a CSG Systems International Inc. ...........................................................              21             525
a EarthLink Inc. ...........................................................................           1,858          13,656
  First Data Corp. .........................................................................              91           2,448
  International Business Machines Corp. ....................................................             573          54,011


8 | Quarterly Statements of Investments

Institutional Fiduciary Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES (CONTINUED)
a Intuit Inc. ..............................................................................             280    $      7,661
  Microsoft Corp. ..........................................................................           2,850          79,430
a MicroStrategy Inc. .......................................................................              36           4,550
a Oracle Corp. .............................................................................             459           8,322
a RealNetworks Inc. ........................................................................             916           7,191
  United Online Inc. .......................................................................              72           1,010
  Western Union Co. ........................................................................              91           1,997
                                                                                                                ------------
                                                                                                                     198,903
                                                                                                                ------------
  TRANSPORTATION 0.0%b
  Norfolk Southern Corp. ...................................................................              15             759
                                                                                                                ------------
  UTILITIES 3.5%
a AES Corp. ................................................................................              39             839
  Cleco Corp. ..............................................................................             442          11,417
  Entergy Corp. ............................................................................             201          21,089
  Exelon Corp. .............................................................................             104           7,146
  FirstEnergy Corp. ........................................................................             466          30,868
a Mirant Corp. .............................................................................             138           5,584
  PG&E Corp. ...............................................................................             122           5,889
  Suburban Propane Partners LP .............................................................             107           4,708
  TXU Corp. ................................................................................             594          38,075
                                                                                                                ------------
                                                                                                                     125,615
                                                                                                                ------------
  TOTAL COMMON STOCKS (COST $3,148,995) ....................................................                       3,605,149
                                                                                                                ------------
  SHORT TERM INVESTMENT (COST $17,298) 0.5%
  MONEY MARKET FUND 0.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .....................          17,298          17,298
                                                                                                                ------------
  TOTAL INVESTMENTS (COST $3,166,293) 99.8% ................................................                       3,622,447
  OTHER ASSETS, LESS LIABILITIES 0.2% ......................................................                           8,610
                                                                                                                ------------
  NET ASSETS 100.0% ........................................................................                    $  3,631,057
                                                                                                                ============


See Selected Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended March 31, 2007.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                             COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 95.9%
  COMMON STOCKS 95.5%
  COMMERCIAL SERVICES 1.0%
  Moody's Corp. ........................................................................    United States       204    $ 12,660
  Robert Half International Inc. .......................................................    United States       554      20,504
a Wright Express Corp. .................................................................    United States         9         273
                                                                                                                       --------
                                                                                                                         33,437
                                                                                                                       --------
  COMMUNICATIONS 2.7%
  America Movil SAB de CV, L, ADR ......................................................       Mexico           420      20,072
  AT&T Inc. ............................................................................    United States       204       8,044
  Embarq Corp. .........................................................................    United States        16         902
a NII Holdings Inc. ....................................................................    United States       290      21,512
  Partner Communications Co. Ltd., ADR .................................................       Israel           814      12,047
  Sprint Nextel Corp. ..................................................................    United States       320       6,067
  Telefonos de Mexico SA de CV, L, ADR .................................................       Mexico           533      17,802
                                                                                                                       --------
                                                                                                                         86,446
                                                                                                                       --------
  CONSUMER DURABLES 1.1%
a Electronic Arts Inc. .................................................................    United States       162       8,158
  Ethan Allen Interiors Inc. ...........................................................    United States       196       6,927
  Ford Motor Co. .......................................................................    United States       265       2,091
  Furniture Brands International Inc. ..................................................    United States       167       2,635
  Harman International Industries Inc. .................................................    United States       101       9,704
a Meritage Homes Corp. .................................................................    United States       132       4,240
a Toll Brothers Inc. ...................................................................    United States         4         110
                                                                                                                       --------
                                                                                                                         33,865
                                                                                                                       --------
  CONSUMER NON-DURABLES 7.9%
  American Greetings Corp., A ..........................................................    United States       120       2,785
  Anheuser-Busch Cos. Inc. .............................................................    United States        71       3,583
  Clorox Co. ...........................................................................    United States       137       8,725
  The Coca-Cola Co. ....................................................................    United States       591      28,368
  Coca-Cola FEMSA SA de CV, L, ADR .....................................................       Mexico            47       1,698
  Guess? Inc. ..........................................................................    United States       156       6,316
  K-Swiss Inc., A ......................................................................    United States       200       5,404
  Loews Corp. - Carolina Group .........................................................    United States       285      21,549
  PepsiCo Inc. .........................................................................    United States       704      44,746
  Phillips-Van Heusen Corp. ............................................................    United States        54       3,175
  The Procter & Gamble Co. .............................................................    United States     1,956     123,541
  Reynolds American Inc. ...............................................................    United States        48       2,996
                                                                                                                       --------
                                                                                                                        252,886
                                                                                                                       --------
  CONSUMER SERVICES 3.0%
a Apollo Group Inc., A .................................................................    United States       115       5,048
a eBay Inc. ............................................................................    United States       306      10,144
  Entercom Communications Corp. ........................................................    United States       148       4,171
  Gannett Co. Inc. .....................................................................    United States        45       2,533
  Hilton Hotels Corp. ..................................................................    United States       305      10,968
  IHOP Corp. ...........................................................................    United States         2         117
  International Game Technology ........................................................    United States       110       4,442


10 | Quarterly Statements of Investments

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                             COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
a Jack in the Box Inc. .................................................................    United States        32    $  2,212
  Landry's Restaurants Inc. ............................................................    United States       228       6,749
a Scholastic Corp. .....................................................................    United States       123       3,825
a Vail Resorts Inc. ....................................................................    United States       179       9,725
a Viacom Inc., B .......................................................................    United States       267      10,976
  The Walt Disney Co. ..................................................................    United States       727      25,031
                                                                                                                       --------
                                                                                                                         95,941
                                                                                                                       --------
  DISTRIBUTION SERVICES 1.5%
  AmerisourceBergen Corp. ..............................................................    United States       127       6,699
  Cardinal Health Inc. .................................................................    United States        65       4,742
a Performance Food Group Co. ...........................................................    United States       399      12,317
  Sysco Corp. ..........................................................................    United States       717      24,256
                                                                                                                       --------
                                                                                                                         48,014
                                                                                                                       --------
  ELECTRONIC TECHNOLOGY 16.9%
a Agilent Technologies Inc. ............................................................    United States        84       2,830
a Apple Inc. ...........................................................................    United States       375      34,841
  Applied Materials Inc. ...............................................................    United States     1,397      25,593
a ASE Test Ltd. ........................................................................       Taiwan           479       5,451
  The Boeing Co. .......................................................................    United States       476      42,321
a Brocade Communications Systems Inc. ..................................................    United States       746       7,102
a Cisco Systems Inc. ...................................................................    United States     4,519     115,370
a Dell Inc. ............................................................................    United States     2,096      48,648
a EMC Corp. ............................................................................    United States       635       8,795
  Harris Corp. .........................................................................    United States       297      15,132
  Intel Corp. ..........................................................................    United States     4,075      77,955
  KLA-Tencor Corp. .....................................................................    United States       161       8,585
a Lam Research Corp. ...................................................................    United States       310      14,675
  Linear Technology Corp. ..............................................................    United States       655      20,691
a Network Appliance Inc. ...............................................................    United States        63       2,301
  Nokia Corp., ADR .....................................................................       Finland          665      15,242
a Powerwave Technologies Inc. ..........................................................    United States       368       2,094
  QUALCOMM Inc. ........................................................................    United States       969      41,338
  Rockwell Automation Inc. .............................................................    United States       214      12,812
a Silicon Laboratories Inc. ............................................................    United States        34       1,017
  Siliconware Precision Industries Co. Ltd., ADR .......................................       Taiwan           369       3,620
a Sycamore Networks Inc. ...............................................................    United States     1,809       6,766
  Texas Instruments Inc. ...............................................................    United States        33         993
a Trident Microsystems Inc. ............................................................    United States       140       2,808
a Varian Inc. ..........................................................................    United States       342      19,925
a Verigy Ltd. ..........................................................................      Singapore          10         235
  Xilinx Inc. ..........................................................................    United States       199       5,120
                                                                                                                       --------
                                                                                                                        542,260
                                                                                                                       --------
  ENERGY MINERALS 2.5%
  Devon Energy Corp. ...................................................................    United States       540      37,379
  Exxon Mobil Corp. ....................................................................    United States       327      24,672


                                        Quarterly Statements of Investments | 11

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                             COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
  Frontier Oil Corp. ...................................................................    United States        84    $  2,742
  Peabody Energy Corp. .................................................................    United States        32       1,287
  Pogo Producing Co. ...................................................................    United States        37       1,780
  Valero Energy Corp. ..................................................................    United States       172      11,092
                                                                                                                       --------
                                                                                                                         78,952
                                                                                                                       --------
  FINANCE 7.6%
  AFLAC Inc. ...........................................................................    United States       580      27,295
  American Financial Group Inc. ........................................................    United States       265       9,021
a AmeriCredit Corp. ....................................................................    United States        56       1,280
a Arch Capital Group Ltd. ..............................................................    United States       301      20,531
  Aspen Insurance Holdings Ltd. ........................................................    United States       289       7,575
a Berkshire Hathaway Inc., B ...........................................................    United States         3      10,920
  Calamos Asset Management Inc., A .....................................................    United States        37         826
a Doral Financial Corp. ................................................................     Puerto Rico        405         664
  Downey Financial Corp. ...............................................................    United States        73       4,711
a E*TRADE Financial Corp. ..............................................................    United States       718      15,236
  Fannie Mae ...........................................................................    United States       386      21,068
  FBL Financial Group Inc., A ..........................................................    United States       111       4,343
  Federated Investors Inc., B ..........................................................    United States        96       3,525
  Fidelity National Financial Inc., A ..................................................    United States       203       4,874
  First American Corp. .................................................................    United States       174       8,825
  Freddie Mac ..........................................................................    United States       120       7,139
  GATX Corp. ...........................................................................    United States        12         574
a Knight Capital Group Inc. ............................................................    United States       284       4,499
  LandAmerica Financial Group Inc. .....................................................    United States        55       4,065
  Marsh & McLennan Cos. Inc. ...........................................................    United States       355      10,398
  MetLife Inc. .........................................................................    United States        57       3,600
  Nuveen Investments Inc., A ...........................................................    United States        46       2,176
  Ohio Casualty Corp. ..................................................................    United States        52       1,557
  RLI Corp. ............................................................................    United States       137       7,525
  Selective Insurance Group Inc. .......................................................    United States       222       5,652
  StanCorp Financial Group Inc. ........................................................    United States        24       1,180
a United Rentals Inc. ..................................................................    United States        31         852
  Wachovia Corp. .......................................................................    United States       355      19,543
  Wells Fargo & Co. ....................................................................    United States       892      30,712
  XL Capital Ltd., A ...................................................................       Bermuda           19       1,329
  Zenith National Insurance Corp. ......................................................    United States        14         662
                                                                                                                       --------
                                                                                                                        242,157
                                                                                                                       --------
  HEALTH SERVICES 2.9%
  CIGNA Corp. ..........................................................................    United States        14       1,997
a Community Health Systems Inc. ........................................................    United States         6         212
a Express Scripts Inc. .................................................................    United States       150      12,108
a Health Net Inc., A ...................................................................    United States        62       3,336
a Kindred Healthcare Inc. ..............................................................    United States       263       8,621
a Molina Healthcare Inc. ...............................................................    United States        26         796


12 | Quarterly Statements of Investments

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                             COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
  Quest Diagnostics Inc. ...............................................................    United States        90    $  4,488
  UnitedHealth Group Inc. ..............................................................    United States       404      21,400
a VCA Antech Inc. ......................................................................    United States       200       7,262
a WellPoint Inc. .......................................................................    United States       400      32,440
                                                                                                                       --------
                                                                                                                         92,660
                                                                                                                       --------
  HEALTH TECHNOLOGY 12.5%
  Abbott Laboratories ..................................................................    United States       445      24,831
a Alkermes Inc. ........................................................................    United States        63         973
  Alpharma Inc., A .....................................................................    United States       333       8,019
a Amgen Inc. ...........................................................................    United States       990      55,321
a Bio-Rad Laboratories Inc., A .........................................................    United States        64       4,470
  Biomet Inc. ..........................................................................    United States       134       5,694
  Biovail Corp. ........................................................................       Canada           143       3,126
a Boston Scientific Corp. ..............................................................    United States       936      13,609
a Celgene Corp. ........................................................................    United States       182       9,548
  Eli Lilly and Co. ....................................................................    United States       236      12,675
a Endo Pharmaceuticals Holdings Inc. ...................................................    United States       270       7,938
a Genentech Inc. .......................................................................    United States       106       8,705
a Invitrogen Corp. .....................................................................    United States        38       2,419
  Johnson & Johnson ....................................................................    United States     1,961     118,170
a King Pharmaceuticals Inc. ............................................................    United States       226       4,445
  Medtronic Inc. .......................................................................    United States       453      22,224
  Merck & Co. Inc. .....................................................................    United States       176       7,774
  Merck Serono SA, ADR .................................................................     Switzerland        142       3,206
  Pfizer Inc. ..........................................................................    United States     1,096      27,685
  Schering-Plough Corp. ................................................................    United States       262       6,683
a Varian Medical Systems Inc. ..........................................................    United States       419      19,982
a ViroPharma Inc. ......................................................................    United States       102       1,464
a Waters Corp. .........................................................................    United States        14         812
  Wyeth ................................................................................    United States       472      23,614
a Zimmer Holdings Inc. .................................................................    United States        92       7,858
                                                                                                                       --------
                                                                                                                        401,245
                                                                                                                       --------
  INDUSTRIAL SERVICES 1.3%
a Compagnie Generale de Geophysique-Veritas SA, ADR ....................................       France           255      10,621
a Dycom Industries Inc. ................................................................    United States       199       5,186
  Granite Construction Inc. ............................................................    United States        62       3,426
  Halliburton Co. ......................................................................    United States        78       2,476
a Helix Energy Solutions Group Inc. ....................................................    United States       361      13,462
a Jacobs Engineering Group Inc. ........................................................    United States       108       5,038
  Smith International Inc. .............................................................    United States        41       1,970
                                                                                                                       --------
                                                                                                                         42,179
                                                                                                                       --------
  NON-ENERGY MINERALS 2.2%
  Arcelor Mittal, N.Y. shs., A .........................................................     Netherlands        223      11,794
  Cemex SAB de CV, CPO, ADR ............................................................       Mexico           240       7,860
a Century Aluminum Co. .................................................................    United States         1          47


                                        Quarterly Statements of Investments | 13

Institutional Fiduciary Trust

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                             COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS (CONTINUED)
  Companhia Vale do Rio Doce, ADR ......................................................       Brazil           154    $  5,696
  Freeport-McMoRan Copper & Gold Inc., B ...............................................    United States        70       4,633
  Louisiana-Pacific Corp. ..............................................................    United States        22         441
  Nucor Corp. ..........................................................................    United States        70       4,559
  Quanex Corp. .........................................................................    United States       105       4,447
  Southern Copper Corp. ................................................................    United States        74       5,303
  Steel Dynamics Inc. ..................................................................    United States       338      14,602
  Texas Industries Inc. ................................................................    United States       169      12,765
                                                                                                                       --------
                                                                                                                         72,147
                                                                                                                       --------
  PROCESS INDUSTRIES 2.0%
  Agrium Inc. ..........................................................................       Canada           320      12,266
  Bunge Ltd. ...........................................................................    United States        31       2,549
  Celanese Corp., A ....................................................................    United States       116       3,577
  Eastman Chemical Co. .................................................................    United States        13         823
  FMC Corp. ............................................................................    United States        86       6,487
  H.B. Fuller Co. ......................................................................    United States       298       8,126
a Headwaters Inc. ......................................................................    United States       258       5,637
  Lyondell Chemical Co. ................................................................    United States       602      18,042
a PolyOne Corp. ........................................................................    United States        75         458
  Westlake Chemical Corp. ..............................................................    United States       258       7,005
                                                                                                                       --------
                                                                                                                         64,970
                                                                                                                       --------
  PRODUCER MANUFACTURING 7.9%
  3M Co. ...............................................................................    United States       444      33,935
  A.O. Smith Corp. .....................................................................    United States       116       4,433
  ArvinMeritor Inc. ....................................................................    United States        12         219
  Commercial Metals Co. ................................................................    United States        22         690
  General Electric Co. .................................................................    United States     2,757      97,487
  Kennametal Inc. ......................................................................    United States        60       4,057
a Mettler-Toledo International Inc. ....................................................     Switzerland        265      23,736
  Modine Manufacturing Co. .............................................................    United States         2          46
  Mueller Industries Inc. ..............................................................    United States       229       6,893
a Terex Corp. ..........................................................................    United States       332      23,824
  Tyco International Ltd. ..............................................................    United States       180       5,679
  United Technologies Corp. ............................................................    United States       778      50,570
                                                                                                                       --------
                                                                                                                        251,569
                                                                                                                       --------
  REAL ESTATE INVESTMENT TRUSTS 0.1%
  Boston Properties Inc. ...............................................................    United States        28       3,287
  Post Properties Inc. .................................................................    United States        17         778
                                                                                                                       --------
                                                                                                                          4,065
                                                                                                                       --------
  RETAIL TRADE 7.7%
  Abercrombie & Fitch Co., A ...........................................................    United States        55       4,163
  Best Buy Co. Inc. ....................................................................    United States       118       5,749
a Charming Shoppes Inc. ................................................................    United States       557       7,213
a Children's Place Retail Stores Inc. ..................................................    United States        40       2,230


14 | Quarterly Statements of Investments

Institutional Fiduciary Trust


--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                            COUNTRY        SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE (CONTINUED)
  CVS/Caremark Corp. ..................................................................    United States        693    $ 23,661
  Dillard's Inc., A ...................................................................    United States        132       4,320
  The Home Depot Inc. .................................................................    United States        814      29,906
  Longs Drug Stores Corp. .............................................................    United States         37       1,911
  Lowe's Cos. Inc. ....................................................................    United States      1,716      54,037
a Pacific Sunwear of California Inc. ..................................................    United States         99       2,062
a Pantry Inc. .........................................................................    United States         44       1,990
  Ross Stores Inc. ....................................................................    United States         56       1,926
  Target Corp. ........................................................................    United States        476      28,208
a Tween Brands Inc. ...................................................................    United States        129       4,608
  Wal-Mart Stores Inc. ................................................................    United States      1,382      64,885
  Walgreen Co. ........................................................................    United States        209       9,591
                                                                                                                       --------
                                                                                                                        246,460
                                                                                                                       --------
  TECHNOLOGY SERVICES 11.2%
  Accenture Ltd., A ...................................................................    United States        429      16,534
  Adobe Systems Inc. ..................................................................    United States          1          42
a CSG Systems International Inc. ......................................................    United States        109       2,727
a EarthLink Inc. ......................................................................    United States        732       5,380
  Fair Isaac Corp. ....................................................................    United States         48       1,857
  Fidelity National Information Services Inc. .........................................    United States        104       4,728
  First Data Corp. ....................................................................    United States        516      13,880
a Google Inc., A ......................................................................    United States         84      38,485
  International Business Machines Corp. ...............................................    United States        315      29,692
  Microsoft Corp. .....................................................................    United States      5,574     155,347
a MicroStrategy Inc. ..................................................................    United States          2         253
a Novell Inc. .........................................................................    United States        515       3,718
  Paychex Inc. ........................................................................    United States        694      26,282
a RealNetworks Inc. ...................................................................    United States        191       1,499
  SAP AG, ADR .........................................................................       Germany            23       1,027
a Sybase Inc. .........................................................................    United States        509      12,868
a Symantec Corp. ......................................................................    United States        243       4,204
  Western Union Co. ...................................................................    United States        516      11,326
a Yahoo! Inc. .........................................................................    United States        907      28,380
                                                                                                                       --------
                                                                                                                        358,229
                                                                                                                       --------
  TRANSPORTATION 3.0%
a British Airways PLC, ADR ............................................................    United Kingdom        58       5,598
  C.H. Robinson Worldwide Inc. ........................................................    United States        141       6,733
a Continental Airlines Inc., B ........................................................    United States        264       9,607
a EGL Inc. ............................................................................    United States         21         832
  Expeditors International of Washington Inc. .........................................    United States        640      26,445
  Lan Airlines SA, ADR ................................................................        Chile            144       9,922
  Overseas Shipholding Group Inc. .....................................................    United States        218      13,647
  Southwest Airlines Co. ..............................................................    United States      1,277      18,772
a YRC Worldwide Inc. ..................................................................    United States        101       4,062
                                                                                                                       --------
                                                                                                                         95,618
                                                                                                                       --------


                                        Quarterly Statements of Investments | 15

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                           COUNTRY       SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UTILITIES 0.5%

  Cleco Corp. ........................................................................    United States         50    $    1,292
a NRG Energy Inc. ....................................................................    United States        209        15,056
                                                                                                                      ----------
                                                                                                                          16,348
                                                                                                                      ----------
   TOTAL COMMON STOCKS (COST $2,531,531) .............................................                                 3,059,448
                                                                                                                      ----------
  PREFERRED STOCK (COST $9,958) 0.4%
  PROCESS INDUSTRIES 0.4%
  Aracruz Celulose SA, ADR, pfd. .....................................................       Brazil            249        13,065
                                                                                                                      ----------
   TOTAL LONG TERM INVESTMENTS (COST $2,541,489) .....................................                                 3,072,513
                                                                                                                      ----------
  SHORT TERM INVESTMENT (COST $122,619) 3.8%
  MONEY MARKET FUND 3.8%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ...............    United States    122,619       122,619
                                                                                                                      ----------
  TOTAL INVESTMENTS (COST $2,664,108) 99.7% ..........................................                                 3,195,132
  OTHER ASSETS, LESS LIABILITIES 0.3% ................................................                                     8,640
                                                                                                                      ----------
  NET ASSETS 100.0% ..................................................................                                $3,203,772
                                                                                                                      ==========

See Selected Portfolio Abbreviations on page 18.

a     Non-income producing for the twelve months ended March 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO                                                                           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $3,768,355,495) 100.5%
a The Money Market Portfolio, 5.20% ......................................................     3,768,355,495     $3,768,355,495
  OTHER ASSETS, LESS LIABILITIES (0.5)% ..................................................                          (18,015,297)
                                                                                                                 --------------
  NET ASSETS 100.0% ......................................................................                       $3,750,340,198
                                                                                                                 ==============

a     The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of four funds (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in The Money Market Porfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' Statement of Investments.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                        Quarterly Statements of Investments | 19

Institutional Fiduciary Trust

2. SECURITY VALUATION (CONTINUED)

The Franklin Cash Reserves Fund and the Money Market Portfolio hold Portfolio shares that are valued at their proportionate interest in the closing net asset value of the Portfolio. At March 31, 2007, the Franklin Cash Reserves Fund and the Money Market Portfolio owns 2.34% and 63.49%, respectively, of the Portfolio.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              -----------------------------------
                                                 FRANKLIN            FRANKLIN
                                                STRUCTURED          STRUCTURED
                                              LARGE CAP CORE     LARGE CAP GROWTH
                                               EQUITY FUND         EQUITY FUND
                                              -----------------------------------
Cost of investments ......................    $    3,170,790     $      2,686,557
                                              ===================================
Unrealized appreciation ..................    $      565,633     $        624,947
Unrealized depreciation ..................          (113,976)            (116,372)
                                              -----------------------------------
Net unrealized appreciation (depreciation)    $      451,657     $        508,575
                                              ===================================

At March 31, 2007, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


20 | Quarterly Statements of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 59.0%
  Abbey National Treasury Services PLC, Stamford Branch, 5.30%, 4/18/07 .....................      $200,000,000     $  200,000,466
  ABN AMRO Bank N.V., Chicago Branch, 5.255%, 4/27/07 .......................................       200,000,000        200,000,000
  Australia & New Zealand Banking Group Ltd., New York Branch, 5.29%, 4/05/07 ...............       200,000,000        200,000,110
  Bank of Ireland, Stamford Branch, 5.275%, 5/11/07 .........................................       200,000,000        200,002,203
  Bank of Montreal, Chicago Branch, 5.265%, 4/19/07 .........................................       200,000,000        200,000,498
  Bank of Nova Scotia, Portland Branch, 5.29%, 4/17/07 ......................................       200,000,000        200,000,000
  Banque Nationale de Paris, New York Branch, 5.295%, 5/07/07 ...............................       200,000,000        200,000,000
  Barclays Bank PLC, New York Branch, 5.35%, 11/14/07 .......................................       150,000,000        150,006,817
  Barclays Bank PLC, New York Branch, 5.35%, 1/23/08 ........................................        50,000,000         50,000,000
  Calyon, New York Branch, 5.27%, 5/08/07 ...................................................       200,000,000        200,000,000
  Dexia Credit Local, New York Branch, 5.29%, 6/28/07 .......................................       200,000,000        200,002,412
  Landesbank Hessen Thueringen, New York Branch, 5.29%, 5/21/07 .............................       200,000,000        200,000,000
  Lloyds Bank PLC, New York Branch, 5.305%, 6/08/07 .........................................       200,000,000        200,001,854
  Royal Bank of Canada, New York Branch, 5.27%, 4/04/07 .....................................       200,000,000        200,000,000
  Royal Bank of Scotland, New York Branch, 5.29%, 4/13/07 ...................................       200,000,000        200,000,658
  Societe Generale, New York Branch, 5.29%, 4/09/07 .........................................       200,000,000        200,000,000
  Svenska Handelsbanken, New York Branch, 5.30%, 5/04/07 ....................................       200,000,000        200,000,905
  UBS AG, Stamford Branch, 5.305%, 5/25/07 ..................................................       200,000,000        200,001,473
  Westpac Banking Corp., New York Branch, 5.285%, 6/06/07 ...................................        99,500,000         99,500,482
                                                                                                                    --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,499,517,878) .......................................                        3,499,517,878
                                                                                                                    --------------
a COMMERCIAL PAPER 39.7%
  Abbott Laboratories, 4/17/07 - 4/25/07 ....................................................       116,797,000        116,461,269
  AIG Funding Inc., 4/12/07 - 4/24/07 .......................................................       200,000,000        199,507,000
  BP Capital Markets PLC, 4/02/07 ...........................................................       250,000,000        249,962,500
  Colgate-Palmolive Co., 4/13/07 ............................................................        25,000,000         24,956,500
  Concentrate Manufacturing Co. of Ireland, 4/09/07 .........................................        50,070,000         49,991,463
  Danske Corp., 6/15/07 .....................................................................       200,000,000        197,829,167
  Depfa Bank PLC, 4/10/07 ...................................................................       200,000,000        199,738,500
  HBOS Treasury Services, 6/29/07 (United Kingdom) ..........................................       200,000,000        197,416,528
  Internationale Nederlanden U.S., 6/07/07 ..................................................       200,000,000        198,057,000
  National Australia Funding, 4/12/07 .......................................................       193,205,000        192,894,476
  Siemens Capital Corp., 4/11/07 ............................................................       200,000,000        199,708,889
  Ticonderoga Funding LLC, 4/03/07 - 5/03/07 ................................................       209,240,000        208,634,742
  UBS AG Finance Delaware Inc., 4/02/07 .....................................................         6,495,000          6,494,044
  Wal-Mart Stores Inc., 5/29/07 .............................................................       200,000,000        198,324,444
  Westpac Banking Corp., 6/01/07 ............................................................       120,850,000        119,781,082
                                                                                                                    --------------
  TOTAL COMMERCIAL PAPER (COST $2,359,757,604) ..............................................                        2,359,757,604
                                                                                                                    --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,859,465) 0.1%
a FHLB, 4/02/07 .............................................................................         3,860,000          3,859,465
                                                                                                                    --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,863,134,947) ......................                        5,863,134,947
                                                                                                                    --------------


                                         Quarterly Statement of Investments | 21

The Money Market Portfolios

----------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
b REPURCHASE AGREEMENTS 0.8%
  ABN AMRO Bank NV, 5.36%, 4/02/07 (Maturity Value $30,013,400)
   Collateralized by U.S. Government Agency Securities, 4.25%, 9/26/07 ......................      $30,000,000      $   30,000,000
  Deutsche Morgan Grenfell, 5.10%, 4/02/07 (Maturity Value $18,812,992)
   Collateralized by U.S. Treasury Note, 3.875%, 1/15/09 ....................................       18,805,000          18,805,000
                                                                                                                    --------------
  TOTAL REPURCHASE AGREEMENTS (COST $48,805,000) ............................................                           48,805,000
                                                                                                                    --------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,911,939,947) 99.6% ..................................                        5,911,939,947
  OTHER ASSETS, LESS LIABILITIES 0.4% .......................................................                           23,806,099
                                                                                                                    --------------
  NET ASSETS 100.0% .........................................................................                       $5,935,746,046
                                                                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


22 | See Notes to Statement of Investments.
   | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2007, the cost of investments for book and income tax purposes was the same.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 23

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007



                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report  on Form N-Q of  INSTITUTIONAL  FIDUIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report  on Form N-Q of  INSTITUTIONAL  FIDUIARY
TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer